Debt - Facility B Convertible Term Loan (Details) - Vacasa Holdings LLC - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Nov. 07, 2019	Sep. 30, 2015	Sep. 30, 2021	Sep. 30, 2020	May 21, 2020	Nov. 06, 2019
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 108.1
Number of warrants issued			5,430,000
Series A preferred units
Debt Instrument [Line Items]
Number of warrants issued						5,000,000
Fair value of the Series A preferred unit warrants						$ 2.1
Facility B Convertible Term Loan Agreement
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 5.0
Period Of Triggering Event To Modify Original Term Loan Agreement		30 days
Unit price		$ 1
Fixed annual interest rate				7.25%
Repayments of Debt	$ 5.0
Facility B Convertible Term Loan Agreement | Series A preferred units
Debt Instrument [Line Items]
Number of warrants issued	5,000,000
Fair value of the Series A preferred unit warrants	$ 2.1